Reinsurance	12 Months Ended
Dec. 31, 2014
Reinsurance Disclosures [Abstract]
Reinsurance
REINSURANCE
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2014		2013		2012
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$18,914.8	$18,648.4	$17,562.8	$17,317.9	$16,558.8	$16,207.6
Ceded	(260.2)	(249.9)	(223.1)	(214.5)	(186.1)	(189.6)
Net premiums	$18,654.6	$18,398.5	$17,339.7	$17,103.4	$16,372.7	$16,018.0

Our ceded premiums consist of “State Plans” and “Non-State Plans.” State Plans include: (i) amounts ceded to state-provided reinsurance facilities, including the Michigan Catastrophic Claims Association (MCCA) and the North Carolina Reinsurance Facility (NCRF), and (ii) state-mandated involuntary Commercial Auto Insurance Procedures/Plans (CAIP). Collectively, the State Plans accounted for 97%, 97%, and 98% of our ceded premiums for the years ended December 31, 2014, 2013, and 2012, respectively; the MCCA and NCRF together accounted for 75%, 77%, and 80% of the ceded premiums for these same time periods.
Losses and loss adjustment expenses were net of reinsurance ceded of $322.7 million in 2014, $347.0 million in 2013, and $230.7 million in 2012.
Our prepaid reinsurance premiums and reinsurance recoverables were comprised of the following at December 31:

	Prepaid Reinsurance Premiums				Reinsurance Recoverables
($ in millions)	2014		2013		2014		2013
MCCA	$32.8	38%	$29.5	40%	$1,018.8	83%	$875.9	80%
CAIP	26.5	31	21.1	28	110.1	9	79.3	7
NCRF	21.9	26	20.5	27	51.1	4	50.1	5
State Plans	81.2	95	71.1	95	1,180.0	96	1,005.3	92
Non-State Plans	4.1	5	3.8	5	51.9	4	84.9	8
Total	$85.3	100%	$74.9	100%	$1,231.9	100%	$1,090.2	100%

Reinsurance contracts do not relieve us from our obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to Progressive. Since substantially all of our reinsurance is through State Plans, our exposure to losses from their failure is minimal, since the plans are funded by mechanisms supported by the insurance companies in the state. We evaluate the financial condition of our other reinsurers and monitor concentrations of credit risk to minimize our exposure to significant losses from reinsurer insolvencies.